External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Motorcycles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	1,274,890	1,286,319	1,225,098
All-terrain vehicles (ATVs) and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	64,659	62,509	63,096
Automobiles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	7,709,216	5,805,975	6,794,098
Financial, insurance services
Revenue from External Customer [Line Items]
External sales and other operating revenue	548,506	516,148	561,896
Power products and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	221,321	208,661	202,838
Others
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 59,355	¥ 68,483	¥ 89,841